Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.3%
	COMMUNICATIONS — 5.2%
3,864	Calix, Inc.*	$179,715
7,897	ePlus, Inc.*	524,203
12,925	HealthStream, Inc.	271,813
40,042	Liberty Latin America Ltd. - Class A*,1	357,975
30,980	Solo Brands, Inc.*	173,178
12,449	Squarespace, Inc.*	375,337
		1,882,221
	CONSUMER, CYCLICAL — 11.0%
10,911	Blue Bird Corp.*	238,405
6,954	Bluegreen Vacations Holding Corp.	249,370
39,308	Commercial Vehicle Group, Inc.*	362,027
19,673	Forestar Group, Inc.*	560,877
5,075	Global Industrial Co.	171,738
8,494	GMS, Inc.*	588,974
18,334	International Game Technology PLC[1]	587,055
8,255	Marine Products Corp.	115,488
6,223	Monarch Casino & Resort, Inc.	419,430
9,959	OneSpaWorld Holdings Ltd.*,1	113,931
10,974	Rush Enterprises, Inc. - Class A	454,433
3,127	Titan Machinery, Inc.*	97,000
		3,958,728
	CONSUMER, NON-CYCLICAL — 18.4%
21,750	Alta Equipment Group, Inc.	309,503
23,603	Biote Corp. - Class A*	116,599
12,900	BrightView Holdings, Inc.*	106,812
2,500	Central Garden & Pet Co.*	110,350
2,784	Central Garden & Pet Co. - Class A*	113,587
2,977	Cimpress PLC*,1	192,344
1,049	elf Beauty, Inc.*	145,507
14,200	EVERTEC, Inc.[1]	561,894
1,572	Herc Holdings, Inc.	204,580
3,335	Huron Consulting Group, Inc.*	333,333
1,708	Inspire Medical Systems, Inc.*	387,511
4,219	Inter Parfums, Inc.	589,521
3,402	iRadimed Corp.	157,275
13,650	LiveRamp Holdings, Inc.*	441,441
0

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	CONSUMER, NON-CYCLICAL (Continued)
8,394	Merit Medical Systems, Inc.*	$547,960
4,894	National Beverage Corp.*	251,111
17,274	Option Care Health, Inc.*	601,653
13,203	Quanterix Corp.*	353,840
823	Shockwave Medical, Inc.*	181,381
7,482	SI-BONE, Inc.*	171,188
5,031	SP Plus Corp.*	197,064
14,121	Surgery Partners, Inc.*	512,028
		6,586,482
	ENERGY — 2.3%
4,860	REX American Resources Corp.*	191,921
12,000	Solaris Oilfield Infrastructure, Inc. - Class A	126,240
28,619	SunCoke Energy, Inc.	266,157
41,657	TETRA Technologies, Inc.*	228,697
		813,015
	FINANCIAL — 19.8%
16,330	Alexander & Baldwin, Inc. - REIT	294,103
28,079	Armada Hoffler Properties, Inc. - REIT	319,820
21,460	AssetMark Financial Holdings, Inc.*	619,979
8,681	BRT Apartments Corp. - REIT	161,901
27,006	Byline Bancorp, Inc.	571,987
1,495	Centerspace - REIT	96,786
9,261	Cohen & Steers, Inc.	603,632
17,836	Compass Diversified Holdings	368,313
16,108	Employers Holdings, Inc.	631,917
21,600	Enact Holdings, Inc.	619,056
7,011	Essential Properties Realty Trust, Inc. - REIT	168,404
1,828	Federal Agricultural Mortgage Corp. - Class C	307,689
10,667	GoHealth, Inc. - Class A*,2	169,499
32,941	HBT Financial, Inc.	615,997
3,991	McGrath RentCorp	403,490
6,510	Mercantile Bank Corp.	217,304
19,857	Pagseguro Digital Ltd. - Class A*,1	178,316
9,247	Saul Centers, Inc. - REIT	347,317
2,814	StoneX Group, Inc.*	264,178

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIAL (Continued)
18,826	TPG RE Finance Trust, Inc. - REIT	$141,572
		7,101,260
	INDUSTRIAL — 32.2%
6,762	AAON, Inc.	426,412
3,747	Alamo Group, Inc.	643,173
7,531	Albany International Corp. - Class A	698,274
7,286	Allient, Inc.	247,943
4,661	Applied Industrial Technologies, Inc.	719,519
2,045	Arcosa, Inc.	159,960
4,622	Astec Industries, Inc.	253,378
2,037	Barnes Group, Inc.	80,054
977	Boise Cascade Co.	106,854
13,079	Cactus, Inc. - Class A	697,634
59,612	Concrete Pumping Holdings, Inc.*	454,840
3,505	CSW Industrials, Inc.	629,603
4,142	ESCO Technologies, Inc.	443,235
6,912	Gibraltar Industries, Inc.*	518,607
16,915	Gorman-Rupp Co.	543,648
7,755	Griffon Corp.	324,702
4,324	Hillenbrand, Inc.	209,455
16,954	Karat Packaging, Inc.	422,155
1,905	MYR Group, Inc.*	270,643
3,865	Simpson Manufacturing Co., Inc.	617,472
7,250	SPX Technologies, Inc.*	572,895
4,566	Standex International Corp.	701,475
9,003	Sterling Infrastructure, Inc.*	745,088
23,255	Thermon Group Holdings, Inc.*	639,047
1,238	UFP Industries, Inc.	129,185
1,541	Watts Water Technologies, Inc. - Class A	290,895
		11,546,146
	TECHNOLOGY — 8.9%
15,770	American Software, Inc. - Class A	181,828
6,423	Blackbaud, Inc.*	488,855
26,075	Cantaloupe, Inc.*	206,514
14,714	EngageSmart, Inc.*	260,585
17,774	IBEX Holdings Ltd.*,1	347,659

Zacks Small-Cap Core Fund
SCHEDULE OF INVESTMENTS - Continued
As of August 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	TECHNOLOGY (Continued)
8,247	Intapp, Inc.*	$301,923
14,091	PDF Solutions, Inc.*	512,067
1,729	Super Micro Computer, Inc.*	475,613
39,767	Weave Communications, Inc.*	406,021
		3,181,065
	UTILITIES — 0.5%
4,889	York Water Co.	199,178
	TOTAL COMMON STOCKS
	(Cost $31,643,844)	35,268,095

Units/ Principal Amount
SHORT-TERM INVESTMENTS — 0.6%

	COLLATERAL FOR SECURITIES LOANED — 0.5%
173,241	Securities Lending Fund II, LLC [3]	173,241
$60,059	UMB Bank Demand Deposit, 0.01% [4]	60,059
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $233,300)	233,300
	TOTAL INVESTMENTS — 98.9%
	(Cost $31,877,144)	35,501,395
	Other Assets in Excess of Liabilities — 1.1%	378,215
	TOTAL NET ASSETS — 100.0%	$35,879,610

PLC	— Public Limited Company
REIT	— Real Estate Investment Trusts

*	Non-income producing security.
[1]	Foreign security is denominated in U.S. Dollars.
[2]	All or a portion of shares are on loan. Total loaned securities had a fair value of $168,764 at August 31, 2023.
[3]	The Securities Lending Fund II, LLC is not registered under the 1940 Act, pursuant to the exception available under Section 3(c)(7) of the 1940 Act.
[4]	The rate is the annualized seven-day yield at period end.
3